UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10201
                                   ---------------------------------------------

                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  06/30/06
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Semi-annual Report for Appleton Equity Growth Fund.

================================================================================


                             [LOGO] APPLETON FUNDS


                           APPLETON EQUITY GROWTH FUND
                           ---------------------------




                               Semi-Annual Report
                                  June 30, 2006
                                   (Unaudited)




    Investment Adviser                                 Administrator
    ------------------                                 -------------
  Appleton Partners, Inc.                   Integrated Investment Services, Inc.
45 Milk Street, Eighth Floor                           303 Broadway
     Boston, MA 02109                                   Suite 1100
                                                   Cincinnati, OH 45202
                                                      1-877-712-7753

================================================================================

[LOGO] APPLETON FUNDS

Dear Shareholder,

The Fund got off to a solid start in January with strong performances from the market-leading energy and industrial sectors. As we approached spring, however, the optimism of the New Year had faded, and was replaced by concerns of an economic slowdown. This sentiment led to sell-offs in a number of market sectors. Industrial and technology stocks, which had performed well early in the first quarter, were the weakest performers in the second quarter. This significant reversal in some of the Fund's early top performers, combined with declines in some specific technology names caused overall fund performance below the benchmark of the S&P 500. For the first six months of 2006, the Fund returned 1.29% compared to the 2.71% return of the S&P 500. Below we offer our thoughts on occurrences in the markets, as well as expectations going forward.

We entered 2006 with our economy in its fifth consecutive year of expansion. While projections called for a modestly slower pace of growth, the financial markets embraced the continued expansion with both rising interest rates and stock prices. However, as the second quarter progressed, this optimism was replaced by fears of inflation, and concerns that the Federal Reserve would ultimately tighten monetary policy too much. The trigger was a series of statements by various officials of the Federal Reserve Board and its Regional Bank presidents regarding their discomfort with current levels of inflation and their very strong desire to prevent higher inflation expectations from becoming imbedded in the public's mind. With 16 one-quarter point rate increases already in place by the Federal Reserve Board's Open Market Committee over the past two years, it was hardly a surprise when the Fed raised rates for the 17th time at its late June meeting.

As a result, global financial and commodity markets declined sharply in price before recovering moderately by the end of the quarter. Despite solid fundamentals from most companies, selling was widespread and indiscriminate, as those stocks which had been the strongest showed some of the sharpest declines. The idea of selling the strongest stock is not unusual during such declines, as those stocks and markets that have risen the most are often perceived as the most liquid and easiest to sell. As a result, the second quarter saw the Fund experience a reversal between the sectors which underperformed and outperformed.

During the intra-quarter decline and the second quarter overall, small growth stocks and global emerging markets declined the most, as larger capitalization stocks, while still declining, declined the least. By economic sector, the more defensive areas such as energy, consumer staples and utilities performed best, while the traditional, historically high-growth sectors of healthcare and technology performed the poorest. This was manifested in the Fund as well, but with the greatest return over the entire six month period being generated by the industrial sector.

In the real economy, life was much calmer. It is normal for the real economy to evolve more slowly than the seemingly hyperactive stock and commodity markets. As the second quarter ended, data continued to accumulate and suggest that overall economic growth would gradually slow, although not all data was pointing in that direction. We have seen repeatedly that the economy displays significant inertia, and like a massive ship, is slow to change direction; however once the turn has started, it is common to worry that the change may go too far. The market seemingly over-emphasized this sentiment as stocks started to decline. The market will likely continue to be preoccupied with the number of the rate hikes still to come, a phenomenon which may likely mean continued volatility.

The data released on the Housing market also provides a window into the state of the consumer's capacity to spend. During the first half of this year, there was continued new order and inventory data that indicated that both new and used home markets were slowing. The slowing of house price inflation is likely to increase the consumer savings rate over a number of quarters ultimately slowing the rate of domestic economic growth. To date, however, there is no evidence of a shift to greater savings. In fact, the personal savings rate in May, the last data available, was even more negative at -1.7%, while consumer spending was 98.1% of disposable personal income, the highest level seen during the nearly 60 years of available data.

With personal consumption expenditures at 70% of our economy, and the U.S. roughly 32% of the global economy, the American consumer represents about 22% of the global economy. Thus, with the U.S. consumer driving global spending, concerns over a domestic consumer slowdown rippled throughout the global markets. It is notable, however, that despite investor concerns about a slowing economy, the emergence of China and India as large and rapidly growing global spenders would likely work to offset some of the impact of the American consumer's spending slowdown. Furthermore, domestic capital spending has shown substantial strength.

Corporate profits continue to rise, with both dollar levels and share of national income at record levels. Like the overall economy, corporate profits have been expected to slow their rate of gain for some time, but have yet to do so. Thus, while a slowdown in U.S. consumer spending would have far reaching ramifications, it appears as if currently the market decline is more a function of investor sentiment than actual evidence of a slower economy and lessened profitability.

As we make decisions on Fund selections, we continue to focus on securities showing above average profit gains that are reasonably priced relative to the market and to their own history. We expect that the beneficiaries of continued global economic expansion will be well represented in the Fund. Emphasis will continue on the energy sector, as the demand for energy worldwide combined with higher profits for the large exploration and production majors translates into more revenue and profitability for the service and drilling sector. Industrial stocks which should continue to benefit from the ongoing global expansion will also be an emphasis. We are deemphasizing consumer discretionary stocks which would likely be most negatively affected with slower rates of economic growth, and technology stocks, as so many tech companies display more promise than results.

Sincerely,

/s/ James I. Ladge

James I. Ladge, CFA
President

                        Tabular Presentation of Portfolio
                               As of June 30, 2006
                                   (Unaudited)

Sector                                                         (% of Net Assets)

Consumer, Cyclical                                                         9.2%
Consumer, Non-Cyclical                                                    10.9%
Energy                                                                    10.9%
Financial Services                                                        16.9%
Healthcare                                                                12.2%
Industrial                                                                15.8%
Materials                                                                  4.8%
Technology                                                                15.4%
Money Markets                                                              4.2%
Liabilities in Excess of Other Assets                                     (0.3%)
                                                           ---------------------
                                                                         100.0%
                                                           =====================

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2006 (Unaudited)

                                                                      Market
Shares                                                                 Value

            COMMON STOCKS -- 96.1%
            CONSUMER, CYCLICAL -- 9.2%
    2,000   Garmin Ltd.                                             $   210,880
    2,600   Lowe's Companies, Inc.                                      157,742
    3,400   Target Corp.                                                166,158
    6,250   The Walt Disney Company                                     187,500
                                                                    -----------
                                                                        722,280
                                                                    -----------

            CONSUMER, NON-CYCLICAL -- 10.9%
    2,950   Kellogg Co.                                                 142,869
    3,700   PepsiCo, Inc.                                               222,148
    3,937   Procter & Gamble Co.                                        218,897
    3,200   Walgreen Co.                                                143,488
    1,900   Whole Foods Market, Inc.                                    122,816
                                                                    -----------
                                                                        850,218
                                                                    -----------

            ENERGY -- 10.9%
    2,925   Baker Hughes, Inc.                                          239,411
    3,400   Exxon Mobil Corp.                                           208,590
    5,100   Smith International, Inc.                                   226,797
    2,700   Valero Energy Corp.                                         179,604
                                                                    -----------
                                                                        854,402
                                                                    -----------

            FINANCIAL SERVICES -- 16.9%
    4,325   American Express Co.                                        230,177
    5,196   Bank of America Corp.                                       249,927
    3,500   Citigroup, Inc.                                             168,840
    2,350   Jones Lang LaSalle, Inc.                                    205,743
    3,975   MetLife, Inc.                                               203,560
    3,950   Wells Fargo & Co.                                           264,965
                                                                    -----------
                                                                      1,323,212
                                                                    -----------

            HEALTHCARE -- 12.2%
    2,475   Amgen, Inc.*                                                161,444
    4,000   Henry Schein, Inc.*                                         186,920
    1,650   Johnson & Johnson                                            98,868
    2,375   Quest Diagnostics, Inc.                                     142,310
    3,950   UnitedHealth Group, Inc.                                    176,881
    5,800   VCA Antech, Inc.*                                           185,194
                                                                    -----------
                                                                        951,617
                                                                    -----------

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2006 (Unaudited)

                                                                      Market
Shares                                                                 Value

            INDUSTRIAL -- 15.8%
    3,500   AMETEK, Inc.                                                165,830
    2,550   Burlington Northern Santa Fe Corp.                          202,088
    3,750   Caterpiller, Inc.                                           279,300
    5,525   General Electric Co.                                        182,104
    4,000   Honeywell International, Inc.                               161,200
    4,150   Precision Castparts Corp.                                   248,004
                                                                    -----------
                                                                      1,238,526
                                                                    -----------

            MATERIALS -- 4.8%
    3,800   Praxair, Inc.                                               205,200
    4,000   The Scotts Miracle-Gro Co.                                  169,280
                                                                    -----------
                                                                        374,480
                                                                    -----------

            TECHNOLOGY -- 15.4%
    3,900   Adobe Systems, Inc.                                         118,404
    3,400   Amphenol Corp.                                              190,264
    3,500   Apple Computer, Inc.*                                       199,920
    7,200   Cisco Systems*                                              140,616
   11,500   EMC Corp.*                                                  126,155
    5,350   Jabil Circuit, Inc.                                         136,960
    6,000   Microsoft Corp.                                             139,800
    3,800   QUALCOMM, Inc.                                              152,266
                                                                    -----------
                                                                      1,204,385
                                                                    -----------
            TOTAL COMMON STOCKS                                     $ 7,519,120
                                                                    -----------
            MONEY MARKETS -- 4.2%
  327,251   First American Treasury Fund                            $   327,251
                                                                    -----------

            TOTAL INVESTMENT SECURITIES -- 100.3% (Cost $7,100,892) $ 7,846,371

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)             (24,269)
                                                                    -----------

            NET ASSETS -- 100.0%                                    $ 7,822,102
                                                                    ===========

*Non-income producing security.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 2006
                                   (Unaudited)

ASSETS
      Investment securities:
           At acquisition cost                                      $ 7,100,892
                                                                    ===========
           At market value                                          $ 7,846,371
      Dividends receivable                                                3,477
      Receivable from Adviser                                             3,395
      Other assets                                                        2,798
                                                                    -----------
           TOTAL ASSETS                                               7,856,041
                                                                    -----------

LIABILITIES
      Payable to other affiliates                                        17,498
      Payable for capital shares redeemed                                 8,830
      Other accrued expenses and liabilities                              7,611
                                                                    -----------
           TOTAL LIABILITIES                                             33,939
                                                                    -----------

NET ASSETS                                                          $ 7,822,102
                                                                    ===========

NET ASSETS CONSIST OF
Paid-in capital                                                     $ 9,105,349
Accumulated net investment loss                                          (4,835)
Accumulated net realized losses from security transactions           (2,023,891)
Net unrealized appreciation on investments                              745,479
                                                                    -----------
NET ASSETS                                                          $ 7,822,102
                                                                    ===========

Shares of beneficial interest outstanding (unlimited number of
      shares authorized, no par value)                                1,102,653
                                                                    ===========

Net asset value, offering price and redemption price per share      $      7.09
                                                                    ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2006
                                   (Unaudited)

INVESTMENT INCOME
      Dividends                                                       $  52,135
                                                                      ---------

EXPENSES
      Investment advisory fees                                           37,953
      Accounting services fees                                           15,000
      Administration fees                                                12,000
      Transfer agent fees                                                12,000
      Professional fees                                                   9,776
      Distribution expenses                                               9,488
      Trustees' fees and expenses                                         7,841
      Compliance fees and expenses                                        7,500
      Custodian fees                                                      2,848
      Postage and supplies                                                1,894
      Insurance expense                                                   1,680
      Reports to shareholders                                             1,488
      Registration fees                                                     955
      Pricing expense                                                       592
                                                                      ---------
          TOTAL EXPENSES                                                121,015
      Fees waived and expenses reimbursed by Adviser                    (64,045)
                                                                      ---------
          NET EXPENSES                                                   56,970
                                                                      ---------

NET INVESTMENT LOSS                                                      (4,835)
                                                                      ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
      Net realized gains from security transactions                     234,309
      Net change in unrealized appreciation/depreciation
         on investments                                                (158,197)
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         76,112
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $  71,277
                                                                      =========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                For the
                                                                               Six Months
                                                                                 Ended          For the
                                                                                June 30,       Year Ended
                                                                                  2006        December 31,
                                                                               (Unaudited)        2005
                                                                              ------------    ------------
FROM OPERATIONS
          Net investment loss                                                 $     (4,835)   $     (7,444)
          Net realized gains from security transactions                            234,309          10,571
          Net change in unrealized appreciation/depreciation on investments       (158,197)        162,037
                                                                              ------------    ------------
Net increase in net assets from operations                                          71,277         165,164
                                                                              ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
          Proceeds from shares sold                                              1,659,314       1,274,271
          Payments for shares redeemed                                            (772,176)     (1,201,342)
                                                                              ------------    ------------
Net increase in net assets from capital share transactions                         887,138          72,929
                                                                              ------------    ------------

TOTAL INCREASE IN NET ASSETS                                                       958,415         238,093

NET ASSETS
          Beginning of period                                                    6,863,687       6,625,594
                                                                              ------------    ------------
          End of period                                                       $  7,822,102    $  6,863,687
                                                                              ============    ============

ACCUMULATED NET INVESTMENT LOSS                                               $     (4,835)   $         --
                                                                              ------------    ------------

CAPITAL SHARE ACTIVITY
          Sold                                                                     230,116         186,535
          Redeemed                                                                (107,361)       (176,177)
                                                                              ------------    ------------
          Net increase in shares outstanding                                       122,755          10,358
          Shares outstanding, beginning of period                                  979,898         969,540
                                                                              ------------    ------------
          Shares outstanding, end of period                                      1,102,653         979,898
                                                                              ============    ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios for a Share Outstanding
                             Throughout Each Period

                                         For the
                                        Six Months
                                          Ended            For the        For the        For the        For the        For the
                                         June 30,         Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                           2006          December 31,   December 31,   December 31,   December 31,   December 31,
                                        (Unaudited)          2005           2004           2003           2002          2001(a)
                                       ------------      ------------   ------------   ------------   ------------   ------------
Net asset value at beginning of period $       7.00      $       6.83   $       6.40   $       5.16   $       7.56   $      10.00
                                       ------------      ------------   ------------   ------------   ------------   ------------

Income (loss) from investment
   operations:
   Net investment income (loss)                0.00(b)          (0.01)          0.02          (0.01)         (0.03)         (0.03)
   Net realized and unrealized gains
      (losses) on investments                  0.09              0.18           0.43           1.25          (2.37)         (2.41)
                                       ------------      ------------   ------------   ------------   ------------   ------------
Total from investment operations               0.09              0.17           0.45           1.24          (2.40)         (2.44)
                                       ------------      ------------   ------------   ------------   ------------   ------------

Less distributions:
   Dividends from net investment
      income                                     --                --          (0.02)            --             --             --
                                       ------------      ------------   ------------   ------------   ------------   ------------

Net asset value at end of period       $       7.09      $       7.00   $       6.83   $       6.40   $       5.16   $       7.56
                                       ============      ============   ============   ============   ============   ============

Total return                                   1.29%(c)          2.49%          7.04%         24.03%        (31.75%)       (24.40%)
                                       ============      ============   ============   ============   ============   ============

Net assets at end of period            $  7,822,102      $  6,863,687   $  6,625,594   $  5,544,031   $  4,099,021   $  4,781,914
                                       ============      ============   ============   ============   ============   ============

Ratio of net expenses to average net
   assets                                      1.50%(d)          1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income (loss)
   to average net assets                      (0.13%)(d)        (0.11%)         0.33%         (0.22%)        (0.56%)        (0.47%)

Portfolio turnover rate                          55%(d)            85%            40%            58%            56%            34%

(a)   The Fund commenced operations on December 31, (2000.)
(b)   Amount rounds to less than $0.01.
(c)   Not annualized.
(d)   Annualized.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                            June 30, 2006 (Unaudited)

1.  Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund paid no dividend distributions for the year ended December 31, 2005.

The following information is computed on a tax basis as of December 31, 2005:

      Cost of portfolio investments                         $ 5,983,970
                                                            ===========
      Gross unrealized appreciation on investments          $   968,673
      Gross unrealized depreciation on investments              (64,997)
                                                            -----------
      Net unrealized appreciation on investments            $   903,676
      Capital loss carryforwards                             (2,258,200)
                                                            -----------
      Total accumulated deficit                             $(1,354,524)
                                                            ===========

The gross unrealized appreciation, gross unrealized depreciation and Federal income tax cost of the Fund's portfolio investments as of June 30, 2006 are $1,058,550, $313,071 and $7,100,892, respectively.

During the year ended December 31, 2005, the Fund utilized $6,612 of capital loss carryforwards. The remaining capital loss carryforwards in the above table expire as follows:

             Amount                      December 31,
      -------------                   ---------------
         $  240,954                              2009
         $1,650,125                              2010
         $  367,121                              2011
      -------------
         $2,258,200
      =============

These capital loss carryforwards may be utilized in future years to offset gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. The reclassifications resulted from the difference in the tax treatment of net investment losses. These reclassifications have no impact on the net assets or net asset value per share of the Fund and are designed to present the Fund's capital accounts on a tax basis. For the year ended December 31, 2005, the Fund reclassified $7,444 of net investment losses to paid-in capital on the Statement of Assets and Liabilities.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

2. Investment Transactions

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,716,634 and $2,033,599, respectively.

3. Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Investment Services, Inc. (Integrated), formerly Integrated Fund Services, Inc., the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and/or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

INVESTMENT ADVISORY AGREEMENT
Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2006. For the six months ended June 30, 2006, the Adviser waived $37,953 of advisory fees and reimbursed the Fund for $26,092 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and Integrated, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Integrated supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, Integrated receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, Integrated receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

Integrated also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, Integrated receives a monthly fee, based on average daily net assets, from the Fund. In addition, the Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2006, the Fund accrued and the Adviser subsequently reimbursed $9,488 of distribution expenses under the Plan.

UNDERWRITING AGREEMENT
The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of Integrated.

COMPLIANCE SERVICES AGREEMENT
Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

4. Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                           APPLETON EQUITY GROWTH FUND

                                   OTHER ITEMS

                                 June 30, 2006
                                   (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  Net Expense Ratio      Beginning          Ending       Expenses Paid During
                                     Annualized        Account Value     Account Value   the Six Months Ended
                                   June 30, 2006      January 1, 2006   June 30, 2006       June 30, 2006*
                                  -----------------   ---------------   --------------   --------------------
Appleton Equity Growth Fund
           Actual                       1.50%           $ 1,000.00        $ 1,012.90            $ 7.49
           Hypothetical                 1.50%           $ 1,000.00        $ 1,017.36            $ 7.50

----------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)   (1)   Code of Ethics. Not required in semi-annual report filing.

(a)   (2)   The certification required by Rule 30a-2 of the Investment Company
            Act of 1940, as amended (the "1940 Act") is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds
             -------------------------------------------------------------------

By (Signature and Title)

/s/ James I. Ladge

James I. Ladge
President and Treasurer

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James I. Ladge

James I. Ladge
President and Treasurer

Date: September 7, 2006